TAXATION - Movement on the deferred income tax (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
TAXATION
Beginning of the period deferred tax	$ (24,994,569)	$ (22,421,125)
Additions for business combination	(16,704,771)
Charge for the period	944,555	1,823,767
Charge to OCI		2,228,596
Conversion difference	(810,767)	(5,039,676)
Total net deferred tax	$ (41,565,552)	$ (23,408,438)